Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

Relationships with related parties

Name	Relationship
Ms. Wong Kit (“Ms. Wong”)	The Controlling Shareholder, chief executive officer of the Company, and director/chairwoman
Ms. Wong Ting Ting	Sister of Ms. Wong
Ms. Liu Qiong	Mother of Ms. Wong
Water F (Worldwide Hong Kong) Company Limited*	Owned by Ms. Wong (before July 9, 2025)

*	The director and shareholder of Water F (Worldwide Hong Kong) Company Limited is changed with effective from July 9, 2025 and no longer a related party of the Company since the effective date of change.

Amounts due to a related party consists of the following:

		As of March 31,
Name	Nature	2026	2025
		US$	US$
Ms. Wong Kit (“Ms. Wong”)	Amounts due to a director	(9,435)	(214,603)
		(9,435)	(214,603)

Schedule of Remuneration to Senior Management	Remuneration to senior management for the years ended March 31, 2026, 2025 and 2024 were:

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
Remuneration to senior management:
Salaries and other short-term employee benefits	218,507	183,243	166,174
Payments to defined contribution pension schemes	4,613	6,324	6,860
Total	223,120	189,567	173,034